Schedule of bank loan (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 08, 2022 CZK (Kč)
IfrsStatementLineItems [Line Items]
Bank loan	$ 32	$ 71	Kč 2,500,000
Total	32	71	Kč 2,500,000
Less current portion	(32)	(38)
Long-term portion of bank loan		33
Bank loan [member]
IfrsStatementLineItems [Line Items]
Bank loan	32	71
Total	$ 32	$ 71